CONVERTIBLE DEBT (Details) shares in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 07, 2022 USD ($) item	Mar. 03, 2020 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
DEBT
Percentage of repurchase aggregate principal amount			93.20%
Debt, current portion				$ 6.1	$ 6.8
Minimum
DEBT
Percentage of repurchase aggregate principal amount				99.00%
0.75% convertible senior notes
DEBT
Aggregate principal amount	$ 1,250.0	$ 1,250.0
Interest rate (as a percent)		0.75%	0.75%
Net proceeds from the sale of Notes		$ 1,237.0
Suspension of trading, number of days | item	5
Percentage of Principal Amount Redeemed				70.00%
Gain on restructuring of convertible debt			$ 177.4
Tax expense on gain (loss) on debt restructuring			$ 13.1
0.75% convertible senior notes | Common Class A
DEBT
Settlement Shares | shares				5.6